Debt (Details Narrative) (10K) - USD ($) $ in Thousands				2 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended
	Mar. 16, 2018	Feb. 27, 2017	Nov. 18, 2015	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 18, 2018
Repayments of lines of credit									$ 3,000
Repayments under long term debt with Bank of America				$ 310					1,858
Successor [Member]
Repayments of lines of credit
Repayments under long term debt with Bank of America					$ 8,820		8,820
Successor [Member] | M&T Facility [Member]
Line of credit maximum borrowing capacity	$ 200,000
Line of credit facility, expiration date	Mar. 15, 2021
Maximum amount of cash dividends						$ 3,074	3,486	$ 3,486
Successor [Member] | BOA Floor Plan [Member]
Repayments of lines of credit	$ 96,740
Successor [Member] | BOA Term Loan with M&T Facility [Member]
Repayments under long term debt with Bank of America	8,820
Successor [Member] | M&T Floor Plan Line of Credit [Member]
Line of credit maximum borrowing capacity	$ 175,000
Line of credit rate description	The $175,000 M&T Floor Plan Line of Credit may be used to finance new vehicle inventory, but only $45,000 may be used to finance pre-owned vehicle inventory and $4,500 may be used to finance rental units. Principal becomes due upon the sale of the related vehicle. The M&T Floor Plan Line of Credit shall accrue interest at either (a) the fluctuating 30-day LIBOR rate plus an applicable margin which ranges from 2.00% to 2.30% based upon the Company's total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus an applicable margin ranging from 1.00% to 1.30% based upon the Company's total leverage ratio (as defined in the M&T Facility). The Base Rate is defined in the M&T Facility as the highest of M&T's prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%. In addition, the Company will be charged for unused commitments at a rate of 0.15%. As of June 30, 2019, the interest rate on the M&T Floor Plan Line of Credit was approximately 4.40%.							The $175,000 M&T Floor Plan Line of Credit may be used to finance new vehicle inventory, but only $45,000 may be used to finance pre-owned vehicle inventory and $4,500 may be used to finance rental units. Principal becomes due upon the sale of the related vehicle.
Maximum draw down for rental units	$ 4,500
Line of credit commitments percentage	0.15%
Interest rate						4.40%
Successor [Member] | M&T Floor Plan Line of Credit [Member] | Vehicle [Member]
Average outstanding borrowings							$ 103,981
Interest rate							4.52238%	4.52238%
Interest expense							$ 4,265
Successor [Member] | M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.00%
Successor [Member] | M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	2.30%
Successor [Member] | M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.00%
Successor [Member] | M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	1.30%
Successor [Member] | M&T Floor Plan Line of Credit [Member] | Pre-owned Vehicle Inventory [Member]
Line of credit maximum borrowing capacity	$ 45,000
Successor [Member] | M&T Term Loan [Member]
Interest rate						4.94%	4.5625%	4.5625%
Term loan	20,000
Repayments of loan monthly installments	$ 242
Debt instrument maturity date	Mar. 15, 2021
Principal balloon payment	$ 11,300
Successor [Member] | M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
Successor [Member] | M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
Successor [Member] | M&T Term Loan [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
Successor [Member] | M&T Term Loan [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%
Successor [Member] | M&T Revolver [Member]
Line of credit maximum borrowing capacity	$ 5,000
Outstanding letters of credit							$ 715	$ 715
Letter of credit sublimit	$ 1,000
Line of credit, available amount							$ 4,285	$ 4,285
Successor [Member] | M&T Revolver [Member] | Minimum [Member]
Line of credit commitments percentage	0.25%
Successor [Member] | M&T Revolver [Member] | Maximum [Member]
Line of credit commitments percentage	0.50%
Successor [Member] | M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
Successor [Member] | M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
Successor [Member] | M&T Revolver [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
Successor [Member] | M&T Revolver [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%
Predecessor [Member] | Before Amentment [Member]
Line of credit maximum borrowing capacity		$ 120,000
Predecessor [Member] | After Amendment [Member]
Line of credit maximum borrowing capacity		140,000
Predecessor [Member] | BOA Amended Floor Plan [Member] | New Vehicle Inventory [Member]
Line of credit maximum borrowing capacity		40,000
Floor plan notes payable, gross									$ 105,207
Predecessor [Member] | BOA Amended Floor Plan [Member] | Pre-owned Vehicle Inventory [Member]
Maximum draw down for rental units		$ 5,000
Predecessor [Member] | BOA Amended Floor Plan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit facility, expiration date										Nov. 18, 2018
Percentage of leverage ratio									3.63%	2.25%
Predecessor [Member] | BOA Amended Floor Plan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio									2.25%
Predecessor [Member] | BOA Amended Floor Plan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio									3.25%
Predecessor [Member] | BOA Credit Agreement [Member]
Line of credit rate description			The first of two facilities under the BOA Credit Agreement was a $13,000 term note payable ("Term Loan") which was collateralized by accounts receivable, inventory and equipment.
Repayments of loan monthly installments			$ 155
Debt instrument maturity date			Mar. 15, 2018
Line of credit, commitment amunt			$ 20,000
Predecessor [Member] | BOA Credit Agreement Term Loan One [Member]
Line of credit maximum borrowing capacity			$ 13,000
Predecessor [Member] | BOA Credit Agreement Term Loan One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Percentage of leverage ratio			3.50%						4.84%
Predecessor [Member] | BOA Credit Agreement Revolving Line of Credit [Member]
Line of credit maximum borrowing capacity			$ 7,000
Outstanding line of credit									$ 0
Predecessor [Member] | BOA Credit Agreement Revolving Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit rate description			The second of the two facilities under the BOA Credit Agreement was a $7,000 revolving line of credit.
Percentage of leverage ratio			3.50%